Subsequent Events (Details Narrative) - USD ($)																																										1 Months Ended										3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 10, 2021	Sep. 07, 2021	Sep. 03, 2021	Sep. 02, 2021	Sep. 01, 2021	Aug. 31, 2021	Aug. 30, 2021	Aug. 18, 2021	Jul. 30, 2021	Jul. 23, 2021	Jul. 22, 2021	Jul. 19, 2021	Jul. 02, 2021	Apr. 08, 2021	Apr. 07, 2021	Apr. 05, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 19, 2021	Mar. 18, 2021	Mar. 12, 2021	Mar. 02, 2021	Feb. 24, 2021	Feb. 23, 2021	Feb. 19, 2021	Feb. 18, 2021	Feb. 12, 2021	Feb. 04, 2021	Feb. 02, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 25, 2021	Jan. 22, 2021	Jan. 21, 2021	Jan. 20, 2021	Jan. 19, 2021	Jan. 11, 2021	Jan. 10, 2021	Jan. 05, 2021	Jan. 05, 2021	Apr. 07, 2020	Apr. 15, 2023	Apr. 15, 2022	Sep. 22, 2021	Sep. 20, 2021	Sep. 15, 2021	Sep. 14, 2021	Sep. 13, 2021	Apr. 15, 2021	Jan. 29, 2021	Jul. 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 08, 2021	Jun. 22, 2021	Mar. 30, 2021	Jan. 28, 2021
Subsequent Event [Line Items]
Common stock, par value																																																				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock issued during period, shares																									25,000
Original issue discount																																																				$ 6,821,756		$ 6,821,756		$ 349,341
Cash compensation																																																						10,003,767	$ 1,588,427	3,241,554	$ 2,299,915
Stock issued during period, value																									$ 99,750
Issuance of common stock – note holders																																																					$ 588,690	422,672	$ 790,014	$ 2,542,458	387,280
Stock Issued During Period, Value, Stock Options Exercised																																																				86,094,815		87,785,419
Issuance of common stock for services																																																									$ 738,300
Debt converted instrument amount																																																				1,154,487		$ 12,248,507
Commitment description																							Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Warrant [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																														209			50,000
Stock issued during period, value																																	$ 100,000
2020 Omnibus Plan [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																																					100,000		150,000
Issuance of common stock for services																																					$ 150,000		$ 225,000
Consultant [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																	51,129
Stock issued during period, value																																	$ 76,694
Placement Agent Warrant One [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																	67,744
Stock issued during period, value																																	$ 101,616
Placement Agent Warrant Two [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																	20,358
Stock issued during period, value																																	$ 30,537
Placement Agent Warrant Three [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																	20,358
Stock issued during period, value																																	$ 30,537
Investor [Member] | Offering [Member]
Subsequent Event [Line Items]
Common stock, par value																																$ 0.001
Debt instrument, face amount																																$ 12,000,000
Debt conversion price per share																																$ 2.00
Debt instrument, interest rate, effective percentage																																6.00%
Consultant [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																												25,000						58,000																100,000
Issuance of common stock for services																												$ 31,250						$ 87,000																$ 327,000
Employees [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																								450,000
Stock issued during period, value																								$ 792,000
Issuance of common stock for services, shares																						30,000				13,705		255,000																										2,861,227
Issuance of common stock for services																						$ 40,800				$ 52,764		$ 351,900																										$ 7,495,864
Directors [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																												210,000
Issuance of common stock for services																												$ 287,700
Consultant One [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																												150,000
Issuance of common stock for services																												$ 205,500
Joint Venture [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																								25,000
Stock issued during period, value																								$ 68,500
Counsel [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																								60,000
Employees One [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						50,000
Issuance of common stock for services																						$ 68,000
Jefferson Street Capital, LLC. [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																															27,415				27,415
Stock issued during period, value																															$ 87,454				$ 43,041
CBAV 1, LLC [Member]
Subsequent Event [Line Items]
Purchase of asset																					$ 3,000,000
Cash payment on assets held in auction																																										$ 200,000	$ 150,000						$ 2,650,000
Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Debt conversion price per share																																																												$ 4.00
Investment Banking Services [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																														100,000
Stock issued during period, value																														$ 319,000
Greentree Financing [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																												243,483
Issuance of common stock – note holders																												$ 486,966
Greentree Financing [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																		350,000		200,000
Stock issued during period, value																																		$ 525,000		$ 300,000
Noteholder [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			250,750	150,425	100,167	1,505,502
Issuance of common stock – note holders																			$ 501,500	$ 300,850	$ 200,334	$ 3,011,004
Noteholder One [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			501,750
Issuance of common stock – note holders																			$ 1,003,500
Noteholder Two [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			1,003,667
Issuance of common stock – note holders																			$ 2,007,334
NoteHolder Three [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			1,003,667
Issuance of common stock – note holders																			$ 2,007,334
NoteHolder Four [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			1,003,667
Issuance of common stock – note holders																			$ 2,007,334
Event of Default [Member] | Investor [Member] | Offering [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, effective percentage																																12.00%
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																																																					279,400	303,483	439,400	1,284,396	286,005
Issuance of common stock – note holders																																																					$ 279	$ 304	$ 439	$ 1,284	$ 286
Stock Issued During Period, Value, Stock Options Exercised																																																				30,862		31,743
Issuance of common stock for services, shares																																																									291,736
Issuance of common stock for services																																																									$ 292
Debt converted instrument amount																																																				$ 565		$ 6,139
Common Stock [Member] | Consultants [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						150,000
Issuance of common stock for services																						$ 187,500
Common Stock [Member] | Director [Member] | Satisfaction of Compensation Due [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						16,667
Issuance of common stock for services																						$ 20,000
Common Stock [Member] | Director [Member] | Satisfaction of Compensation Due One [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						79,167
Issuance of common stock for services																						$ 95,000
Common Stock [Member] | Director [Member] | Satisfaction of Compensation Due Two [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						83,333
Issuance of common stock for services																						$ 100,000
Common Stock [Member] | Director [Member] | Satisfaction of Compensation Due Three [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						75,000
Issuance of common stock for services																						$ 90,000
Common Stock [Member] | Director [Member] | Additional Incentive [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						5,000
Issuance of common stock for services																						$ 7,850
Common Stock [Member] | Director [Member] | Additional Incentive One [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						20,000
Issuance of common stock for services																						$ 26,600
Warrant [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																										25,000
Stock issued during period, value																										$ 50,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock																																																				15,000,000		15,000,000
Purchase Agreement [Member] | Warrant [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock, par value																																$ 0.001
Warrant, exercise price																								$ 3.722								$ 2.00
Investor purchase percent																								900.00%								25000.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																								18,568,188								15,000,000
Warrant Exercise Agreement [Member]
Subsequent Event [Line Items]
Warrants and Rights Outstanding, Term																																																														5 years
Settlement Agreement [Member]
Subsequent Event [Line Items]
Commitment description																Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April 9, 2021. The Company made the payment on April 8, 2021.							Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021
Settlement Agreement [Member] | Safe TV Shop, LLC [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Paid, Value														$ 25,000
Platform License Agreement [Member] | Honey Badger Media, LLC [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																								750,000
Stock issued during period, value																																							$ 1,125,000
Second Amendmentt [Member] | Equity Trust Company [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																																						20,000
Payment of incentive																											$ 20,000						$ 20,000
Second Amendmentt [Member] | Richard O'Leary [Member]
Subsequent Event [Line Items]
Stock issued during period, value																																						$ 5,000
Issuance of common stock for services, shares																																						5,000
Payment of incentive																																						$ 5,000
Second Amendmentt [Member] | Restricted Common Stock [Member] | Equity Trust Company [Member]
Subsequent Event [Line Items]
Stock issued during period, value																																						$ 15,000
Registration Rights Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt converted instrument amount																																$ 11,000,000
Agreement description																																The Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the “Commission”) a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the “Registration Statement”); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.
Securities Purchase Agreementt [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock																																																				13,968,188		13,968,188
Warrants and Rights Outstanding, Term																																																		5 years
Securities Purchase Agreementt [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock																																																		1,500,000
Warrant, exercise price																																																		$ 2.20
Warrant percentage equal to common stock																																																		100.00%
Securities Purchase Agreementt [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Proceeds from related party																																$ 1,080,000
[custom:GrossProceedsFromAgentPercentage]																																8.00%
Warrant percentage equal to common stock																																8.00%
Securities Purchase Agreementt [Member] | Additional Plus [Member]
Subsequent Event [Line Items]
[custom:GrossProceedsFromAgentPercentage]																																1.00%
Securities Purchase Agreementt [Member] | Private Placement Offerings [Member]
Subsequent Event [Line Items]
Common stock, par value																																																		$ 0.001
Warrants and Rights Outstanding, Term																																																		5 years
Number of shares issued during period of restricted stock																																																		1,500,000
Securities Purchase Agreementt [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock, par value																								$ 0.001
Number of warrants to purchase common stock																																15,000,000
Warrant, exercise price																																$ 0.0200
Debt maturity date																								Feb. 23, 2021
Debt conversion price per share																								$ 4.847
Debt instrument, interest rate																								6.00%
Ownership percentage																																250.00%
Stock issued during period, value																								$ 10,000,000
Debt instrument, interest rate, effective percentage																								12.00%
Securities Purchase Agreementt [Member] | Jefferson Street Capital, LLC. [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																									10,700										14,266
Debt instrument, face amount																																									$ 168,000										$ 224,000
Original issue discount																																									$ 18,000										$ 24,000
Debt conversion price per share																																									$ 2.05										$ 2.05
Employment Agreement [Member] | Christopher Ferguson [Member]
Subsequent Event [Line Items]
Agreement description																														The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value of the Company on a 5-day closing average from the effectiveness of the Agreement
Agreement term																														3 years
Annual base salary																														$ 200,000
Common stock vested shares																														120,000
Common stock vested value																														$ 25,042,464
Employment Agreement [Member] | Christopher Ferguson [Member] | Minimum [Member]
Subsequent Event [Line Items]
Annual base salary																														$ 150,000
Employment Agreement [Member] | Brett Vroman [Member]
Subsequent Event [Line Items]
Agreement description																														The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to
Annual base salary																														$ 200,000																										$ 150,000	$ 150,000	$ 150,000
Common stock vested shares																														120,000
Employment Agreement [Member] | Brett Vroman [Member] | Minimum [Member]
Subsequent Event [Line Items]
Agreement term																														3 years
Annual base salary																														$ 15,000
Employment Agreement [Member] | Brian Mc Fadden [Member]
Subsequent Event [Line Items]
Agreement description																														The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to
Agreement term																													3 years
Annual base salary																													$ 200,000	$ 200,000
Common stock vested shares																													120,000	120,000
Common stock vested value																													$ 25,042,464
Employment Agreement [Member] | Brian Mc Fadden [Member] | Minimum [Member]
Subsequent Event [Line Items]
Agreement term																														3 years
Annual base salary																													$ 15,000
Employment Agreement [Member] | Common Stock [Member] | Employees [Member]
Subsequent Event [Line Items]
Stock issued during period, shares															525,541
Stock issued during period, value															$ 924,952
Note Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																												25,000
Stock issued during period, value																												$ 40,750
Asset Purchase Agreement [Member] | CBAV 1, LLC [Member]
Subsequent Event [Line Items]
Held in escrow																					$ 700,000
Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																		96,000
Stock issued during period, value																		$ 192,000
Termination Agreement [Member]
Subsequent Event [Line Items]
Liabilities Subject to Compromise, Early Contract Termination Fees																																																													$ 14,135
Consulting Agreements [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares															150,000
Issuance of common stock for services															$ 382,500
Consulting Agreements [Member] | 60-Day Anniversary [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																	50,000
Consulting Agreements [Member] | Consultant [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																	50,000
Employment Agreement One [Member] | Common Stock [Member] | Employees [Member]
Subsequent Event [Line Items]
Stock issued during period, shares															475,451
Stock issued during period, value															$ 836,794
Employment Agreement Two [Member] | Common Stock [Member] | Employees [Member]
Subsequent Event [Line Items]
Stock issued during period, shares															597,273
Stock issued during period, value															$ 1,051,200
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock issued during period, shares	3,100,000		1,500,000	6,900,000		1,800,000	1,955.54																																					2,000,000	7,742,672	1,500,000	5,331,250
Stock issued during period, value	$ 10,230,000		$ 4,800,000	$ 22,080,000		$ 6,334,200	$ 6,453,302																																					$ 5,310,000	$ 22,067,818	$ 4,866,125	$ 17,060,000
Subsequent Event [Member] | Warrant One [Member]
Subsequent Event [Line Items]
Stock issued during period, shares				594,560																																									5,400,000		445,786
Stock issued during period, value				$ 1,951,952																																									$ 14,337,000		$ 1,659,215
Subsequent Event [Member] | February Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock								4,600,000
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1IncreaseDecrease-0]								$ 3.722
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Stock issued during period, shares													30,000
Stock issued during period, value													$ 94,800
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock, par value					$ 0.001
Stock issued during period, shares					6,900,000
Subsequent Event [Member] | Investor [Member] | September Series A Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock					20,000,000
Warrant, exercise price					$ 9.00
Subsequent Event [Member] | Investor [Member] | September Series B Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock					2,000,000
Warrant, exercise price					$ 9.00
Subsequent Event [Member] | Noteholder [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																																5,500,000
Stock issued during period, value																																																$ 18,535,000
Issuance of common stock to noteholders, shares		575,000	2,063,132		24,000
Issuance of common stock – note holders		$ 1,178,750	$ 10,000,001		$ 120,000
Subsequent Event [Member] | Palladium Capital Group LLC [Member]
Subsequent Event [Line Items]
Cash compensation description										The Placement Agent received cash compensation of $1,000,000 plus a Note of $8,000,000 which is deferred and only due upon the closing of the merger with Zash (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).
Cash compensation										$ 1,000,000
Subsequent Event [Member] | ZVV Media Partners, LLC [Member]
Subsequent Event [Line Items]
Consideration paid												$ 1,000,000
Ownership percentage												80.00%
Subsequent Event [Member] | Investment Banking Services [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																														100,000
Stock issued during period, value																														$ 319,000
Subsequent Event [Member] | Greentree Financing [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																												243,483
Issuance of common stock – note holders																												$ 486,966
Subsequent Event [Member] | Noteholder [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			250,750	150,425	100,167	1,505,502
Issuance of common stock – note holders																			$ 501,500	$ 300,850	$ 200,334	$ 3,011,004
Subsequent Event [Member] | Noteholder One [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			501,750
Issuance of common stock – note holders																			$ 1,003,500
Subsequent Event [Member] | Noteholder Two [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			1,003,667
Issuance of common stock – note holders																			$ 2,007,334
Subsequent Event [Member] | NoteHolder Three [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			1,003,667
Issuance of common stock – note holders																			$ 2,007,334
Subsequent Event [Member] | NoteHolder Four [Member]
Subsequent Event [Line Items]
Issuance of common stock to noteholders, shares																			1,003,667
Issuance of common stock – note holders																			$ 2,007,334
Subsequent Event [Member] | Common Stock [Member] | Director [Member] | Additional Incentive Two [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares																						10,000
Issuance of common stock for services																						$ 13,900
Subsequent Event [Member] | Warrant [Member] | February Warrants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Stock Options Exercised								$ 17,121,200
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Issue and sale of stock										1,007,194
Common stock, par value										$ 0.001
Purchase price per share										$ 2.78
Number of warrants to purchase common stock										1,007,194
Warrant, exercise price										$ 2.78
Value of shares and warrants purchased										$ 2,800,000
Warrants and Rights Outstanding, Term										3 years
Stock issued during period, shares										50,360
Subsequent Event [Member] | Purchase Agreement [Member] | Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Debt maturity date											Jul. 22, 2022
Debt instrument, interest rate											18.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock, par value										$ 0.001
Warrant, exercise price											$ 4.00
Warrants and Rights Outstanding, Term											5 years
Original issue discount											$ 20,000,000
Investor purchase percent											100.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right											32,697,548
Subsequent Event [Member] | Purchase Agreement [Member] | Investor [Member] | Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount											$ 120,000,000
Subsequent Event [Member] | Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock										50,360
Subsequent Event [Member] | Warrant Exercise Agreement [Member] | Common Stock [Member] | August Series A Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock								20,500,000
Warrant, exercise price								$ 2.655
Subsequent Event [Member] | Warrant Exercise Agreement [Member] | Common Stock [Member] | August Series B Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase common stock								2,000,000
Warrant, exercise price								$ 2.655
Subsequent Event [Member] | Warrant Exercise Agreement [Member] | Common Stock [Member] | July Warrants [Member]
Subsequent Event [Line Items]
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1IncreaseDecrease-0]								$ 2.655
Subsequent Event [Member] | Securities Purchase Aggrement [Member]
Subsequent Event [Line Items]
Stock issued during period, shares									1,007,194
Issuance of common stock – note holders									$ 2,799,999
Subsequent Event [Member] | Securities Purchase Aggrement [Member] | Armistice Capital Master Fund Ltd [Member]
Subsequent Event [Line Items]
[custom:NumberOfWarrantsSold-0]																																																											5,000,000
Subsequent Event [Member] | Securities Purchase Aggrement [Member] | C V I Investments Inc [Member]
Subsequent Event [Line Items]
[custom:NumberOfWarrantsSold-0]																																																											3,000,000
Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares						200,000
Issuance of common stock for services						$ 505,500
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, shares																																														225,000
Stock issued during period, value																																														$ 1,833,750
Subsequent Event [Member] | Securities Purchase Agreementt [Member] | Private Placement Offerings [Member]
Subsequent Event [Line Items]
Stock issued during period, value																																																		$ 3,300,000